Right to Use Assets and Lease Liability (Details Narrative) (10-K)			3 Months Ended		12 Months Ended		61 Months Ended
	May 09, 2019 USD ($) ft²	Jan. 23, 2017 USD ($)	Mar. 31, 2021 USD ($)	Mar. 31, 2020 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2020 USD ($)	Sep. 05, 2019 USD ($) ft²	Jan. 02, 2019 USD ($)	Sep. 13, 2017 USD ($)
Rent payments		$ 960	$ 3,273	$ 3,135			$ 2,508
Lease term		8 years						2 years		2 years
Annual rent, year one								$ 42,000		$ 39,200
Annual rent, year two								$ 44,800		$ 42,000
Area of land | ft²								5,000
Right of use assets			324,097		$ 365,025	$ 473,242	365,025		$ 529,135
Lease liabilities			100,282		$ 124,909	110,678	$ 124,909		$ 531,462
Lease percentage					8.00%		8.00%		8.00%
Lease present value					$ 559,568		$ 559,568		$ 559,568
Lease expenses			$ 82,733		98,888
Socialist Republic of Vietnam [Member]
Lease term	5 years
Annual rent, year one	$ 45,150
Annual rent, year two	$ 45,150
Area of land | ft²	4,560.57
Rent increase percentage	5.00%
Socialist Republic of Vietnam [Member] | Three through Five Years [Member]
Rent increase percentage	5.00%
Related Party [Member]
Rent payments					$ 13,092	$ 14,793